Pioneer Disciplined Growth Fund
Schedule of Investments  |  November 30, 2022

A: PINDX	C: INDCX	Y: INYDX

Schedule of Investments  |  11/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.0% of Net Assets
	Auto Components — 1.9%
300,954(a)	Aptiv Plc	$ 32,102,763
	Total Auto Components	$32,102,763
	Biotechnology — 0.9%
66,760(a)	Alnylam Pharmaceuticals, Inc.	$ 14,726,588
	Total Biotechnology	$14,726,588
	Capital Markets — 5.4%
468,145	Charles Schwab Corp.	$ 38,640,688
87,779	CME Group, Inc.	15,492,993
324,028	Intercontinental Exchange, Inc.	35,095,473
	Total Capital Markets	$89,229,154
	Chemicals — 3.8%
122,495	Air Products and Chemicals, Inc.	$ 37,993,049
169,174	Ecolab, Inc.	25,347,341
	Total Chemicals	$63,340,390
	Communications Equipment — 1.4%
466,233	Cisco Systems, Inc.	$ 23,181,105
	Total Communications Equipment	$23,181,105
	Containers & Packaging — 0.7%
210,745	Ball Corp.	$ 11,818,580
	Total Containers & Packaging	$11,818,580
	Diversified Consumer Services — 0.8%
175,755(a)	Bright Horizons Family Solutions, Inc.	$ 13,041,021
	Total Diversified Consumer Services	$13,041,021
	Electrical Equipment — 3.8%
152,428	Eaton Corp. Plc	$ 24,914,356
143,344	Rockwell Automation, Inc.	37,874,352
	Total Electrical Equipment	$62,788,708
	Electronic Equipment, Instruments & Components — 4.1%
243,446	Amphenol Corp., Class A	$ 19,580,362
105,707	CDW Corp.	19,940,568
112,406(a)	Keysight Technologies, Inc.	20,333,121
128,917(a)	Trimble, Inc.	7,702,791
	Total Electronic Equipment, Instruments & Components	$67,556,842
1Pioneer Disciplined Growth Fund |  | 11/30/22

Shares		Value
	Entertainment — 1.9%
312,998(a)	Walt Disney Co.	$ 30,633,114
	Total Entertainment	$30,633,114
	Equity Real Estate Investment Trusts (REITs) — 1.1%
125,558	Crown Castle, Inc.	$ 17,757,668
	Total Equity Real Estate Investment Trusts (REITs)	$17,757,668
	Health Care Equipment & Supplies — 4.3%
541,060(a)	Boston Scientific Corp.	$ 24,493,786
142,156(a)	Intuitive Surgical, Inc.	38,437,561
34,166	ResMed, Inc.	7,865,013
	Total Health Care Equipment & Supplies	$70,796,360
	Hotels, Restaurants & Leisure — 3.3%
7,612(a)	Booking Holdings, Inc.	$ 15,828,774
381,116	Starbucks Corp.	38,950,055
	Total Hotels, Restaurants & Leisure	$54,778,829
	Interactive Media & Services — 0.3%
46,805(a)	Meta Platforms, Inc., Class A	$ 5,527,670
	Total Interactive Media & Services	$5,527,670
	Internet & Direct Marketing Retail — 3.5%
607,187(a)	Amazon.com, Inc.	$ 58,617,833
	Total Internet & Direct Marketing Retail	$58,617,833
	IT Services — 9.6%
137,786	Accenture Plc, Class A	$ 41,463,941
499,600	Cognizant Technology Solutions Corp., Class A	31,080,116
393,226	Visa, Inc., Class A	85,330,042
	Total IT Services	$157,874,099
	Life Sciences Tools & Services — 5.0%
115,239	Danaher Corp.	$ 31,507,495
237,402(a)	IQVIA Holdings, Inc.	51,758,384
	Total Life Sciences Tools & Services	$83,265,879
	Machinery — 1.7%
63,714	Deere & Co.	$ 28,097,874
	Total Machinery	$28,097,874
	Multiline Retail — 2.1%
211,544	Target Corp.	$ 35,342,656
	Total Multiline Retail	$35,342,656
	Oil, Gas & Consumable Fuels — 4.5%
153,295	Cheniere Energy, Inc.	$ 26,881,811
Pioneer Disciplined Growth Fund |  | 11/30/222

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
810,511	Coterra Energy, Inc.	$ 22,621,362
105,208	Pioneer Natural Resources Co.	24,828,036
	Total Oil, Gas & Consumable Fuels	$74,331,209
	Personal Products — 1.2%
80,700	Estee Lauder Cos., Inc., Class A	$ 19,028,253
	Total Personal Products	$19,028,253
	Pharmaceuticals — 1.1%
47,258	Eli Lilly & Co.	$ 17,536,499
	Total Pharmaceuticals	$17,536,499
	Semiconductors & Semiconductor Equipment — 11.9%
685,295(a)	Advanced Micro Devices, Inc.	$ 53,199,451
86,761	Lam Research Corp.	40,984,161
157,518	MKS Instruments, Inc.	13,209,460
266,869	NVIDIA Corp.	45,162,241
247,953	Texas Instruments, Inc.	44,745,598
	Total Semiconductors & Semiconductor Equipment	$197,300,911
	Software — 14.6%
138,841(a)	Adobe, Inc.	$ 47,890,426
109,852(a)	ANSYS, Inc.	27,935,364
177,472(a)	Autodesk, Inc.	35,840,470
114,908	Intuit, Inc.	46,835,352
123,339(a)	Palo Alto Networks, Inc.	20,955,296
110,661(a)	Salesforce, Inc.	17,733,425
58,051(a)	ServiceNow, Inc.	24,166,631
58,525(a)	Synopsys, Inc.	19,871,579
	Total Software	$241,228,543
	Specialty Retail — 7.5%
155,512	Home Depot, Inc.	$ 50,384,333
204,152	Ross Stores, Inc.	24,022,566
612,636	TJX Cos., Inc.	49,041,512
	Total Specialty Retail	$123,448,411
	Technology Hardware, Storage & Peripherals — 0.5%
267,915(a)	Pure Storage, Inc., Class A	$ 7,820,439
	Total Technology Hardware, Storage & Peripherals	$7,820,439
3Pioneer Disciplined Growth Fund |  | 11/30/22

Shares		Value
	Textiles, Apparel & Luxury Goods — 2.1%
91,530(a)	Lululemon Athletica, Inc.	$ 34,809,774
	Total Textiles, Apparel & Luxury Goods	$34,809,774
	Total Common Stocks (Cost $1,663,492,748)	$1,635,981,172

	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
15,758,598(b)	Dreyfus Government Cash Management, Institutional Shares, 3.61%	$ 15,758,598
		$15,758,598
	TOTAL SHORT TERM INVESTMENTS (Cost $15,758,598)	$15,758,598
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $1,679,251,346)	$1,651,739,770
	OTHER ASSETS AND LIABILITIES — 0.1%	$1,243,070
	net assets — 100.0%	$1,652,982,840

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,635,981,172	$—	$—	$1,635,981,172
Open-End Fund	15,758,598	—	—	15,758,598
Total Investments in Securities	$1,651,739,770	$—	$—	$1,651,739,770
During the period ended November 30, 2022, there were no transfers in or out of Level 3.
Pioneer Disciplined Growth Fund |  | 11/30/224